AAM SLC Low Duration Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 29.5%	Par	Value
Affirm, Inc.
Series 2024-X2, Class D, 6.08%, 12/17/2029 (a)	750,000	$756,134
Series 2025-X1, Class D, 6.11%, 04/15/2030 (a)	215,000	217,169
American Credit Acceptance Receivables Trust
Series 2022-1, Class E, 3.64%, 03/13/2028 (a)	1,000,000	998,350
Series 2024-1, Class C, 5.63%, 01/14/2030 (a)	1,000,000	1,003,605
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62%, 03/17/2031	545,000	551,584
Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/2032	395,000	395,652
CPS Auto Trust
Series 2024-A, Class D, 6.13%, 04/15/2030 (a)	1,000,000	1,017,520
Series 2025-B, Class D, 5.56%, 07/15/2031 (a)	530,000	535,225
DT Auto Owner Trust
Series 2021-3A, Class E, 2.65%, 09/15/2028 (a)	175,000	172,624
Series 2021-4A, Class D, 1.99%, 09/15/2027 (a)	639,843	631,863
Exeter Automobile Receivables Trust
Series 2022-5A, Class D, 7.40%, 02/15/2029	195,000	198,700
Series 2022-6A, Class D, 8.03%, 04/06/2029	500,000	515,135
Series 2023-5A, Class D, 7.13%, 02/15/2030	180,000	186,164
Series 2024-5A, Class D, 5.06%, 02/18/2031	500,000	497,854
Series 2025-3A, Class D, 5.57%, 10/15/2031	365,000	368,929
GLS Auto Receivables Trust, Series 2025-2A, Class D, 5.59%, 01/15/2031 (a)	165,000	167,501
Marriott Vacations Worldwide Corporation, Series 2021-1WA, Class C, 1.94%, 01/22/2041 (a)	137,837	131,767
MVW Owner Trust, Series 2024-1A, Class C, 6.20%, 02/20/2043 (a)	144,196	146,148
Octane Receivables Trust, Series 2023-2A, Class D, 7.38%, 06/20/2031 (a)	750,000	773,402
Pagaya AI Debt Selection Trust
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	423,556	427,571
Series 2024-11, Class D, 6.31%, 07/15/2032 (a)	999,885	1,002,525
Series 2024-5, Class C, 7.27%, 10/15/2031 (a)	671,463	677,512
Series 2024-5, Class E, 8.00%, 10/15/2031 (a)	328,072	328,092
Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	159,986	160,374
Series 2025-3, Class D, 6.99%, 12/15/2032 (a)	170,000	171,911
Series 2025-4, Class D, 6.57%, 01/17/2033 (a)	200,000	200,682
Series 2025-5, Class D, 5.87%, 03/15/2033 (a)	130,000	129,837
Pagaya Technologies Ltd., Series 2025-1, Class D, 6.74%, 01/20/2034 (a)	145,000	146,067
Santander Consumer USA Holdings, Inc., Series 2024-2, Class D, 6.28%, 08/15/2031	1,000,000	1,026,450
Santander Consumer USA, Inc., Series 2025-S1, Class R2, 6.26%, 06/16/2029 (a)	364,935	366,126
Verus Securitization Trust, Series 2025-1, Class A3, 5.98%, 01/25/2070 (a)(b)	234,169	234,496
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 03/15/2029 (a)	2,000,000	2,053,901
Series 2023-4A, Class D, 7.19%, 07/16/2029 (a)	155,000	160,304
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	1,000,000	1,017,491
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	225,000	227,375
TOTAL ASSET-BACKED SECURITIES (Cost $17,529,054)		17,596,040

CORPORATE BONDS - 29.0%	Par	Value
Basic Materials - 0.8%
Celanese US Holdings LLC, 6.67%, 07/15/2027	80,000	82,074
Glencore Funding LLC, 4.91%, 04/01/2028 (a)	390,000	393,727
		475,801

Communications - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	375,000	380,550

Consumer, Cyclical - 3.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)	645,000	645,714
Ford Motor Credit Company LLC, 2.70%, 08/10/2026	260,000	253,622
General Motors Financial Company, Inc., 5.40%, 05/08/2027	130,000	131,721
Las Vegas Sands Corporation, 5.90%, 06/01/2027	250,000	254,161
Volkswagen Group of America Finance LLC, 5.05%, 03/27/2028 (a)	550,000	552,711
		1,837,929

Energy - 3.5%
Columbia Pipelines Holding Company LLC, 6.04%, 08/15/2028 (a)	545,000	566,598
Expand Energy Corporation, 5.38%, 02/01/2029	720,000	720,909
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	525,000	508,136
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029 (a)	290,000	289,870
		2,085,513

Financial - 18.0%
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	240,000	244,424
Ares Strategic Income Fund, 5.70%, 03/15/2028	760,000	763,828
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (a)	650,000	618,435
Barclays PLC, 5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028	500,000	507,982
Blackstone Private Credit Fund, 2.63%, 12/15/2026	530,000	512,586
Blue Owl Credit Income Corporation, 7.75%, 09/16/2027	475,000	496,473
Corebridge Financial, Inc., 6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	1,200,000	1,233,308
Global Atlantic Financial Company, 4.70% (5 yr. CMT Rate + 3.80%), 10/15/2051 (a)	1,280,000	1,253,089
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	510,000	502,287
Huntington Bancshares, Inc., 4.44% (SOFR + 1.97%), 08/04/2028	500,000	498,552
Jackson National Life Global Funding, 5.55%, 07/02/2027 (a)	240,000	244,177
Lloyds Banking Group PLC, 5.99% (1 yr. CMT Rate + 1.48%), 08/07/2027	500,000	506,380
LPL Holdings, Inc., 4.90%, 04/03/2028	570,000	573,393
NatWest Group PLC, 3.07% (1 yr. CMT Rate + 2.55%), 05/22/2028	550,000	536,283
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	725,000	780,781
Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), 01/06/2028	560,000	542,584
Santander UK Group Holdings PLC, 1.53% (1 yr. CMT Rate + 1.25%), 08/21/2026	525,000	523,735
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	125,000	124,928
VICI Properties LP / VICI Note Company, Inc., 3.75%, 02/15/2027 (a)	265,000	260,501
		10,723,726

Utilities - 3.0%
NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	550,000	567,553
Pacific Gas and Electric Company, 2.10%, 08/01/2027	595,000	565,652
Sempra, 6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055	160,000	156,938
Southern Company, 4.00% (5 yr. CMT Rate + 3.73%), 01/15/2051	470,000	467,360
		1,757,503
TOTAL CORPORATE BONDS (Cost $17,130,586)		17,261,022

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.7%	Par	Value
Banc of America Re-Remic Trust, Series 2024-FRR3, Class C, 0.64%, 01/27/2050 (a)(c)	750,000	681,707
ALA Trust
Series 2025-OANA, Class C, 6.43% (1 mo. Term SOFR + 2.09%), 06/15/2040 (a)	120,000	120,339
Series 2025-OANA, Class D, 7.43% (1 mo. Term SOFR + 3.09%), 06/15/2040 (a)	190,000	190,862
BBCMS Trust
Series 2018-TALL, Class A, 5.26% (1 mo. Term SOFR + 0.92%), 03/15/2037 (a)	330,000	313,776
Series 2018-TALL, Class D, 5.99% (1 mo. Term SOFR + 1.65%), 03/15/2037 (a)	500,000	440,321
Series 2024-5C25, Class D, 4.00%, 03/15/2057 (a)	400,000	358,398
Series 2024-5C27, Class C, 6.70%, 07/15/2057 (c)	135,000	139,107
Series 2024-5C31, Class D, 4.25%, 12/15/2057 (a)	930,000	825,157
Benchmark Mortgage Trust
Series 2024-V5, Class C, 6.97%, 01/10/2057 (c)	500,000	516,757
Series 2024-V6, Class B, 6.79%, 03/15/2057	600,000	624,646
Series 2025-V13, Class C, 5.91%, 02/15/2058 (c)	300,000	299,786
Series 2025-V15, Class C, 6.27%, 06/15/2058	70,000	71,105
BMO Mortgage Trust
Series 2024-5C5, Class D, 4.50%, 02/15/2057 (a)	500,000	449,342
Series 2024-5C8, Class D, 4.50%, 12/15/2057 (a)	500,000	451,843
Brookfield Properties Retail Holding LLC, Series 2024-SHOW, Class C, 6.07%, 10/10/2041 (a)(c)	500,000	498,633
BWAY Mortgage Trust, Series 2013-1515, Class B, 3.47%, 03/10/2033 (a)	325,000	299,139
Commercial Mortgage Pass Through Certificates, Series 2015-CR24, Class B, 4.32%, 08/10/2048 (c)	250,000	246,382
Computershare Corporate Trust
Series 2016-C34, Class C, 5.05%, 06/15/2049 (c)	470,000	433,655
Series 2016-C35, Class AS, 3.18%, 07/15/2048	500,000	489,024
Series 2016-C37, Class B, 4.29%, 12/15/2049 (c)	600,000	590,995
Series 2016-C37, Class D, 3.16%, 12/15/2049 (a)(c)	400,000	364,656
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B, 7.54%, 11/10/2039 (a)(c)	670,000	685,764
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 7.23% (1 mo. Term SOFR + 2.89%), 03/15/2039 (a)	500,000	501,291
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class D, 6.34%, 01/13/2040 (a)(c)	375,000	386,663
Series 2025-SPRL, Class E, 6.68%, 01/13/2040 (a)(c)	400,000	411,864
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class B, 3.99%, 10/15/2048	290,096	287,411
Series 2015-C28, Class D, 3.74%, 10/15/2048 (a)(c)	400,000	350,365
Morgan Stanley Capital I, Inc., Series 2018-L1, Class C, 4.78%, 10/15/2051 (c)	250,000	224,561
RFM Reremic Trust
Series 2022-FRR1, Class AK55, 0.00%, 03/28/2049 (a)(d)	260,000	250,021
Series 2022-FRR1, Class AK64, 2.79%, 03/01/2050 (a)(c)	350,000	328,130
RIDE Trust, Series 2025-SHRE, Class D, 6.75%, 02/14/2047 (a)(c)	235,000	238,899
TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 6.33% (1 mo. Term SOFR + 1.99%), 12/15/2039 (a)	575,000	576,436
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.36%, 08/15/2050 (c)	600,000	566,693
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,183,669)		13,213,728

COLLATERALIZED LOAN OBLIGATIONS - 8.7%	Par	Value
AGL CLO Ltd., Series 2021-16A, Class DR, 6.73% (3 mo. Term SOFR + 2.40%), 01/20/2035 (a)	510,000	509,992
Blackrock CLO Ltd., Series 2024-1A, Class A1, 6.17% (3 mo. Term SOFR + 1.85%), 07/15/2036 (a)	900,000	905,520
CIFC Funding Ltd., Series 2019-3A, Class CR2, 6.12% (3 mo. Term SOFR + 1.80%), 01/16/2038 (a)	1,000,000	1,002,058
Golub Capital Partners CLO Ltd.
Series 2019-45A, Class A1R, 5.95% (3 mo. Term SOFR + 1.62%), 07/20/2037 (a)	1,000,000	1,002,473
Series 2025-78A, Class C, 6.33% (3 mo. Term SOFR + 2.00%), 04/21/2039 (a)	195,000	195,912
Madison Park Funding Ltd., Series 2019-36A, Class D1RR, 6.87% (3 mo. Term SOFR + 2.55%), 04/15/2035 (a)	1,000,000	1,001,165
Neuberger Berman CLO Ltd., Series 2019-35A, Class DR, 7.48% (3 mo. Term SOFR + 3.15%), 01/19/2033 (a)	535,000	535,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,149,780)		5,152,120

U.S. TREASURY SECURITIES - 7.5%	Par	Value
United States Treasury Note/Bond
4.25%, 12/31/2026	770,000	771,805
3.88%, 03/15/2028	1,505,000	1,504,765
3.75%, 05/15/2028	120,000	119,578
3.88%, 06/15/2028	2,095,000	2,094,836
TOTAL U.S. TREASURY SECURITIES (Cost $4,490,922)		4,490,984

SHORT-TERM INVESTMENTS - 2.4%		Value
Money Market Funds - 2.4%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.25%(e)	1,444,684	1,444,684
TOTAL SHORT-TERM INVESTMENTS (Cost $1,444,684)		1,444,684

TOTAL INVESTMENTS - 99.3% (Cost $58,928,695)		59,158,578
Other Assets in Excess of Liabilities - 0.7%		415,141
TOTAL NET ASSETS - 100.0%		$59,573,719
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $32,556,120 or 54.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of July 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2025.

(d)	Principal only security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

AAM SLC Low Duration Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	$–	17,596,040	–	$17,596,040
Corporate Bonds	–	17,261,022	–	17,261,022
Collateralized Mortgage Obligations	–	13,213,728	–	13,213,728
Collateralized Loan Obligations	–	5,152,120	–	5,152,120
U.S. Treasury Securities	–	4,490,984	–	4,490,984
Money Market Funds	1,444,684	–	–	1,444,684
Total Investments	$1,444,684	57,713,894	–	$59,158,578

Refer to the Schedule of Investments for further disaggregation of investment categories.